Debt, Total Long-Term Debt (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Debt [Abstract]
Long term debt	$ 232,811	$ 240,625
Less: Deferred finance fees	(3,331)	(3,640)
Less: Debt discount relating to Vessel fair value participation liability (allocated to Current portion of long term debt)	(2,297)	(3,271)
Total long term debt net of deferred finance fees and debt discounts	227,183	233,714
Presented [Abstract]
Current portion of long term debt	34,874	12,344
Long term debt	192,309	221,370
Total Debt net of deferred finance fees	$ 227,183	233,714
2nd ABN Facility [Member]
Debt [Abstract]
Vessel(s)	M/T Eco West Coast
Long term debt	$ 31,265	32,495
2nd Alpha Bank Facility [Member]
Debt [Abstract]
Vessel(s)	M/T Eco Malibu
Long term debt	$ 32,000	33,500
Cargill Facility [Member]
Debt [Abstract]
Vessel(s)	M/T Eco Marina Del Ray
Long term debt	$ 24,161	25,189
2nd CMBFL Facility [Member]
Debt [Abstract]
Vessel(s)	M/T Julius Caesar and M/T Legio X Equestris
Long term debt	$ 101,252	103,952
2nd AVIC Facility [Member]
Debt [Abstract]
Vessel(s)	M/T Eco Oceano Ca
Long term debt	$ 44,133	$ 45,489